Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 4, 2013
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2013
Prospectus Date	rr_ProspectusDate	Apr 4, 2013

CV Asset Allocation Fund
CV Asset Allocation Fund
INVESTMENT OBJECTIVE

The CV Asset Allocation Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees -	CV Asset Allocation Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 180 days of the issuance of such shares)	2.00%
Exchange Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		CV Asset Allocation Fund
Management Fees	[1]	0.25%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.95%
Acquired Fund Fees and Expenses	[1][2]	0.82%
Total Annual Fund Operating Expenses	[1]	2.02%
Fee Waiver and Expense Limitation	[1][3]	0.25%
Net Annual Fund Operating Expenses	[1]	1.77%
[1]	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2015. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through January 31, 2015, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $25 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 0.95% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. The Fund's net expense ratio will be higher than 0.95% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
CV Asset Allocation Fund	180	609

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" that principally invests in other mutual funds.  The Fund's investment advisor, CV Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of maximum real return, which is return adjusted for inflation, by investing in unaffiliated open-end mutual funds registered under the Investment Company Act of 1940 ("Portfolio Funds").

The Fund will invest in a small number of Portfolio Funds, often as few as three to five Portfolio Funds.  In selecting investments, the Advisor considers quantitative and qualitative data relating to the global economy, analyzing factors relating to U.S. and foreign securities markets.  To that the end, the Advisor principally considers the following data:

•	current and projected macroeconomic factors,

•	rate of growth trends,

•	forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve),

•	current and projected trends in inflation,

•	relative valuation levels in the equity and fixed income markets and various segments within those markets,

•	the outlook and projected growth of various industrial sectors, business cycles, borrowing needs, and the cost of capital,

•	political trends,

•	data relating to trade balances, and

•	labor information.

The Advisor will allocate the Fund's assets based upon its analysis of these factors, and within each asset allocation select a group of Portfolio Funds that the Advisor believes corresponds to the target allocation most appropriately.  The Advisor has the flexibility to allocate the Fund's assets among any or all asset class exposures based upon its ongoing analyses of the equity, fixed income, and commodity markets.

The investments held by the Portfolio Funds may consist of equity securities (common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants), fixed income securities (corporate debt securities and government securities), and investments that derive their value from commodities (commodity-based exchange-traded funds and futures contracts).  The Fund will not be limited in its investments by market capitalization or sector criteria.  The Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets, and fixed income securities of any maturity and credit quality, including junk bonds, bonds of issuers in default, and unrated bonds.  In addition, the Portfolio Funds may invest in derivative instruments (options, futures contracts, and swaps), make short sales, and utilize leverage to acquire their underlying investments.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the Portfolio Funds, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisors to the Portfolio Funds, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies, with the exception of the policy on concentration.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by the Portfolio Funds.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Investment Advisor Risk.  The ability of the Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor may limit its effectiveness.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that obligates the Advisor to pay certain expenses of the Fund in order to help limit its operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent and the Fund's expenses would likely increase.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Common Stock Risk.  Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Sector Risk.  If the Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Portfolio Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Fixed Income Risk.  While the Fund will not invest directly in fixed income securities, it will be subject to the risks associated with such investments since the Portfolio Funds may invest in fixed income securities.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Inflation Risk.  Fixed income securities held by Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Corporate Debt Securities Risk.  Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Junk Bond Risk.  Portfolio Funds may invest in junk bonds and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Commodities Risk. The Portfolio Funds may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Futures Risk.  Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) as part of its principal investment strategy, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Apr 4, 2013
CV Asset Allocation Fund | CV Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 180 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[1]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	609
CV Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CV Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CV Asset Allocation Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Acquired Fund Fees and Other Expenses, Based on Estimates [Text]	cik0001464413_AcquiredFundFeesAndOtherExpensesBasedOnEstimatesText	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" that principally invests in other mutual funds.  The Fund's investment advisor, CV Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of maximum real return, which is return adjusted for inflation, by investing in unaffiliated open-end mutual funds registered under the Investment Company Act of 1940 ("Portfolio Funds").

The Fund will invest in a small number of Portfolio Funds, often as few as three to five Portfolio Funds.  In selecting investments, the Advisor considers quantitative and qualitative data relating to the global economy, analyzing factors relating to U.S. and foreign securities markets.  To that the end, the Advisor principally considers the following data:

•	current and projected macroeconomic factors,

•	rate of growth trends,

•	forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve),

•	current and projected trends in inflation,

•	relative valuation levels in the equity and fixed income markets and various segments within those markets,

•	the outlook and projected growth of various industrial sectors, business cycles, borrowing needs, and the cost of capital,

•	political trends,

•	data relating to trade balances, and

•	labor information.

The Advisor will allocate the Fund's assets based upon its analysis of these factors, and within each asset allocation select a group of Portfolio Funds that the Advisor believes corresponds to the target allocation most appropriately.  The Advisor has the flexibility to allocate the Fund's assets among any or all asset class exposures based upon its ongoing analyses of the equity, fixed income, and commodity markets.

The investments held by the Portfolio Funds may consist of equity securities (common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants), fixed income securities (corporate debt securities and government securities), and investments that derive their value from commodities (commodity-based exchange-traded funds and futures contracts).  The Fund will not be limited in its investments by market capitalization or sector criteria.  The Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets, and fixed income securities of any maturity and credit quality, including junk bonds, bonds of issuers in default, and unrated bonds.  In addition, the Portfolio Funds may invest in derivative instruments (options, futures contracts, and swaps), make short sales, and utilize leverage to acquire their underlying investments.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the Portfolio Funds, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisors to the Portfolio Funds, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies, with the exception of the policy on concentration.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by the Portfolio Funds.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Investment Advisor Risk.  The ability of the Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor may limit its effectiveness.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that obligates the Advisor to pay certain expenses of the Fund in order to help limit its operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent and the Fund's expenses would likely increase.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Common Stock Risk.  Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Sector Risk.  If the Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Portfolio Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Fixed Income Risk.  While the Fund will not invest directly in fixed income securities, it will be subject to the risks associated with such investments since the Portfolio Funds may invest in fixed income securities.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Inflation Risk.  Fixed income securities held by Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Corporate Debt Securities Risk.  Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Junk Bond Risk.  Portfolio Funds may invest in junk bonds and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Commodities Risk. The Portfolio Funds may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Futures Risk.  Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) as part of its principal investment strategy, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations.

[1]	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2015. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through January 31, 2015, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $25 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 0.95% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. The Fund's net expense ratio will be higher than 0.95% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 4, 2013